Provisions	12 Months Ended
Dec. 31, 2023
Provisions [Abstract]
Disclosure of provisions [text block]
27 –
Provisions
Movements by Class of Provisions
in € m.	Operational Risk	Civil Litigation	Regulatory Enforcement	Re- structuring	Other	Total[1]
Balance as of January 1, 2022	42	644	475	582	448	2,192
Changes in the group of consolidated companies	0	0	0	0	(0)	(0)
New provisions	14	285	290	3	653	1,246
Amounts used	3	136	216	201	582	1,138
Unused amounts reversed	8	166	0	137	110	421
Effects from exchange rate fluctuations/Unwind of discount	(0)	1	23	0	1	26
Transfers	0	(1)	(3)	1	(13)	(16)
Balance as of December 31, 2022	45	627	570	248	398	1,888
Changes in the group of consolidated companies	(1)	(2)	(0)	(2)	4	(1)
New provisions	8	881	109	287	709	1,993
Amounts used	4	328	196	132	604	1,264
Unused amounts reversed	8	73	339	69	82	570
Effects from exchange rate fluctuations/Unwind of discount	0	18	(13)	0	1	6
Transfers	(1)	1	(1)	0	(5)	(6)
Balance as of December 31, 2023	40	1,124	129	333	421	2,047

[1] For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed
Classes of Provisions
Operational Risk Operational risk is the risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. The definition used for the purposes of determining operational provisions differs from the risk management definition, as it excludes risk of loss resulting from civil litigation and regulatory enforcement matters. For risk management purposes, operational risk includes legal risk, as payments to customers, counterparties and regulatory bodies in civil litigations or regulatory enforcement matters constitute loss events for operational shortcomings, but excludes business and reputational risk.
Civil Litigation provisions arise out of current or potential claims or proceedings alleging non-compliance with contractual or other legal or regulatory responsibilities, which have resulted or may result in demands from customers, counterparties or other parties in civil litigations.
Regulatory Enforcement provisions arise out of current or potential claims or proceedings alleging non-compliance with legal or regulatory responsibilities, which have resulted or may result in an assessment of fines or penalties by governmental regulatory agencies, self-regulatory organizations or other enforcement authorities.
Restructuring provisions arise out of restructuring activities. The Group aims to enhance its long-term competitiveness through major reductions in costs, duplication and complexity in the years ahead. For details see Note 10 “Restructuring”.
Other provisions include several specific items arising from a variety of different circumstances, including the provision for the reimbursement of loan processing fees, deferred sales commissions, provisions for bank levies and mortgage repurchase demands.
Provisions and Contingent Liabilities
The Group recognizes a provision for potential loss only when there is a present obligation arising from a past event that is probable to result in an economic outflow that can be reliably estimated. Where a reliable estimate cannot be made for such an obligation, no provision is recognized and the obligation is deemed a contingent liability. Contingent liabilities also include possible obligations for which the possibility of future economic outflow is more than remote but less than probable. Where a provision has been taken for a particular claim, no contingent liability is recorded; for matters or sets of matters consisting of more than one claim, however, provisions may be recorded for some claims, and contingent liabilities (or neither a provision nor a contingent liability) may be recorded for others.
The Group operates in a legal and regulatory environment that exposes it to significant litigation risks. As a result, the Group is involved in litigation, arbitration and regulatory proceedings and investigations in Germany and in a number of jurisdictions outside Germany, including the United States. In recent years, regulation and supervision in a number of areas have increased, and regulators, governmental bodies and others have sought to subject financial services providers to increasing oversight and scrutiny, which in turn has led to additional regulatory investigations and enforcement actions which are often followed by civil litigation.
In determining for which of the claims the possibility of a loss is probable, or less than probable but more than remote, and then estimating the possible loss for those claims, the Group takes into consideration a number of factors, including but not limited to the nature of the claim and its underlying facts, the procedural posture and litigation history of each case, rulings by the courts or tribunals, the Group’s experience and the experience of others in similar cases (to the extent this is known to the Group), prior settlement discussions, settlements by others in similar cases (to the extent this is known to the Group), available indemnities and the opinions and views of legal counsel and other experts.
The provisions the Group has recognized for civil litigation and regulatory enforcement matters as of December 31, 2023 and December 31, 2022 are set forth in the table above. For some matters when the Group believes an outflow of funds is probable, but the Group could not reliably estimate the amount of the potential outflow, no provision was recognized.
For the matters for which a reliable estimate can be made, but the probability of a future loss or outflow of resources is more than remote but less than probable, the Group currently estimates that, as of December 31, 2023, these contingent liabilities are approximately € 1.9 billion for civil litigation matters (December 31, 2022: € 1.8 billion) and € 0.2 billion for regulatory enforcement matters (December 31, 2022: € 0.1 billion). These figures include matters where the Group’s potential liability is joint and several and where the Group expects any such liability to be paid by a third party. If the Group’s best estimate is within a range, the amount at the top of the range is disclosed for contingent liabilities.
For other significant civil litigation and regulatory enforcement matters where the Group believes the possibility of an outflow of funds is more than remote but less than probable, but the amount is not reliably estimable, such matters are not included in the contingent liability estimates. In addition, where the Group believes the possibility of an outflow of funds is remote, the Group has neither recognized a provision nor included the matters in the contingent liability estimates.
This estimated possible loss, as well as any provisions taken, is based upon currently available information and is subject to significant judgment and a variety of assumptions, variables and known and unknown uncertainties. These uncertainties may include inaccuracies in or incompleteness of the information available to the Group, particularly at the preliminary stages of matters, and assumptions by the Group as to future rulings of courts or other tribunals or the likely actions or positions taken by regulators or adversaries may prove incorrect. Moreover, estimates of possible loss for these matters are often not amenable to the use of statistical or other quantitative analytical tools frequently used in making judgments and estimates, and are subject to even greater degrees of uncertainty than in many other areas where the Group must exercise judgment and make estimates. The estimated possible loss, as well as any provisions taken, can be and often are substantially less than the amount initially requested by regulators or adversaries or the maximum potential loss that could be incurred were the matters to result in a final adjudication adverse to the Group. Moreover, in several regions in which the Group operates, an adversary often is not required to set forth the amount it is seeking, and where it is, the amount may not be subject to the same requirements that generally apply to pleading factual allegations or legal claims.
The matters for which the Group determines that the possibility of a future loss is more than remote will change from time to time, as will the matters as to which a reliable estimate can be made and the estimated possible loss for such matters. Actual results may prove to be significantly higher or lower than the estimate of possible loss in those matters where such an estimate was made. In addition, loss may be incurred in matters with respect to which the Group believed the likelihood of loss was remote. In particular, the estimated aggregate possible loss does not represent the Group’s potential maximum loss exposure for those matters.
The Group may settle litigation or regulatory proceedings or investigations prior to a final judgment or determination of liability. It may do so to avoid the cost, management efforts or negative business, regulatory or reputational consequences of continuing to contest liability, even when the Group believes it has valid defenses to liability. It may also do so when the potential consequences of failing to prevail would be disproportionate to the costs of settlement. Furthermore, the Group may, for similar reasons, reimburse counterparties for their losses even in situations where it does not believe that it is legally compelled to do so.
Current Individual Proceedings
Set forth below are descriptions of civil litigation and regulatory enforcement matters or groups of matters for which the Group has taken material provisions, or for which there are material contingent liabilities that are more than remote, or for which there is the possibility of material business or reputational risk, as well as other significant matters; similar matters are grouped together and some matters consist of a number of proceedings or claims. The disclosed matters also include matters for which the possibility of a loss is more than remote but for which the Group cannot reliably estimate the possible loss. Matters are presented below in English-language alphabetical order based on the titles the Group has used for them.
Biscayne . On July 6, 2021, the bank and several Group entities were named as defendants in a civil litigation filed in the U.S. District Court for the Southern District of Florida, alleging that the defendants facilitated or negligently failed to uncover a scheme orchestrated by certain bank customers referred to as the “Biscayne” entities. The action was brought by the liquidators appointed for these entities. The matter proceeded to trial in April 2023 and resulted in an adverse jury trial verdict of U.S. $ 95 million. The bank appealed the verdict to the Eleventh Circuit Court of Appeals. On January 22, 2024, the parties executed a settlement agreement pursuant to which the bank will pay the liquidators U.S. $ 43.5 million, and all claims against the bank and the Group entities will be dismissed. The settlement was approved by the U.S. Bankruptcy Court for the Southern District of Florida on February 28, 2024.
Consent Order and Written Agreement with the Federal Reserve . On July 19, 2023, Deutsche Bank, Deutsche Bank AG New York Branch, DB USA Corporation, Deutsche Bank Trust Company Americas and DWS USA Corporation entered into a Consent Order and Written Agreement with the Federal Reserve resolving previously disclosed regulatory discussions concerning adherence to prior orders and settlements related to sanctions and embargoes and AML compliance, and remedial agreements and obligations related to risk management issues. The Consent Order alleges insufficient and tardy implementation of the post-settlement sanctions and embargoes and AML control enhancement undertakings required by prior Consent Orders the bank entered into with the Federal Reserve in 2015 and 2017. The Written Agreement alleges various deficiencies in governance, risk management, and internal controls across the bank’s U.S. operations, and finds that the bank must continue to implement additional improvements. The Consent Order requires Deutsche Bank to pay a civil monetary penalty of U.S. $ 186 million, including U.S. $ 140 million for the violations alleged with respect to the post-settlement sanctions and embargoes and AML control enhancement undertakings, as well as a separate penalty of U.S. $ 46 million for unsafe or unsound practices stemming from the bank’s handling of its legacy correspondent banking relationship with Danske Bank Estonia, which was terminated in October 2015. The Written Agreement does not include a civil monetary penalty. Both the Consent Order and Written Agreement include certain post-settlement remediation and reporting undertakings.
Cum-ex Investigations and Litigations . Deutsche Bank has received inquiries from law enforcement authorities, including requests for information and documents, in relation to cum-ex transactions of clients. “Cum-ex” refers to trading activities in German shares around dividend record dates (trade date before and settlement date after dividend record date) for the purpose of obtaining German tax credits or refunds in relation to withholding tax levied on dividend payments, including transaction structures that have resulted in more than one market participant claiming such credit or refund with respect to the same dividend payment. Cum-ex transactions are regarded as criminal tax evasion by German courts. Deutsche Bank is cooperating with the law enforcement authorities in these matters.
The Public Prosecutor in Cologne (Staatsanwaltschaft Köln, “CPP”) has been conducting a criminal investigation since August 2017 concerning two former employees of Deutsche Bank in relation to cum-ex transactions of certain former clients of the bank. In October 2022, the CPP conducted a search at Deutsche Bank’s offices in Frankfurt and Eschborn. Based on the search warrant the CPP expanded the scope of the investigation. Current and former Deutsche Bank employees and seven former Management Board members are included in the investigation. The investigation is still at an early stage and the scope of the investigation may be further broadened. Deutsche Bank is a potential secondary participant pursuant to Section 30 of the German Law on Administrative Offences in this proceeding. This proceeding could result in a disgorgement of profits and fines. Deutsche Bank is cooperating with the CPP.
In May 2021, Deutsche Bank learned through an information request received by Deutsche Oppenheim Family Office AG (DOAG) as legal successor of Sal. Oppenheim jr. & Cie. AG & Co. KGaA (Sal. Oppenheim) that the CPP in 2021 opened a criminal investigation proceeding in relation to cum-ex transactions against unknown former personnel of Sal. Oppenheim. DOAG provided the requested information.
On July 12, 2023, Deutsche Bank as legal successor of Deutsche Postbank AG was informed by the CPP that the CPP has opened a new separate criminal cum-ex investigation against unnamed personnel of former Deutsche Postbank AG.
Deutsche Bank acted as participant in and filed withholding tax refund claims through the electronic refund procedure (elektronisches Datenträgerverfahren) on behalf of, inter alia, two former custody clients in connection with their cum-ex transactions. In February 2018, Deutsche Bank received from the German Federal Tax Office (Bundeszentralamt für Steuern, “FTO”) a demand of approximately € 49 million for tax refunds paid to a former custody client. Deutsche Bank expects to receive a formal notice for the same amount. In December 2019, Deutsche Bank received a liability notice from the FTO requesting payment of € 2.1 million in connection with tax refund claims Deutsche Bank had submitted on behalf of another former custody client, which Deutsche Bank paid in early 2020. In July 2022, Deutsche Bank filed a claim against the payment with the Fiscal Court of Cologne (Finanzgericht Köln).
In 2018, The Bank of New York Mellon SA/NV (BNY) informed Deutsche Bank of its intention to seek indemnification for potential cum-ex related tax liabilities incurred by BHF Asset Servicing GmbH (BAS) and/or Frankfurter Service Kapitalanlage-GmbH (“Service KAG”, now named BNY Mellon Service Kapitalanlage-Gesellschaft mbH). Deutsche Bank had acquired BAS and Service KAG as part of the acquisition of Sal. Oppenheim in 2010 and sold them to BNY later that year. BNY estimated the potential tax liability to be up to € 120 million (excluding interest of 6% p.a.). In late 2020, counsel to BNY informed Deutsche Bank that BNY and/or Service KAG (among others) have received notices from tax authorities in the estimated amount with respect to cum-ex related trades by certain investment funds in 2009 and 2010. BNY has filed objections against the notices. Following receipt of payment orders from tax authorities in the amount of € 118.3 million in relation to the investment funds and after consultation with Deutsche Bank, BNY paid € 53.6 million to tax authorities. A further € 50.9 million were paid by third parties. In addition, BNY received from the Frankfurt Tax Office regarding one of the investment funds a notice and payment request regarding penalty interest (Hinterziehungszinsen) in the amount of € 11.6 million. BNY, after consultation with Deutsche Bank, applied for a suspension of enforcement (Aussetzung der Vollziehung) regarding the payment request which is now pending at the Fiscal Court of Hesse (Hessisches Finanzgericht).
In December 2023, Deutsche Bank received hearing letters from the German Federal Tax Office (Bundeszentralamt für Steuern) regarding two third party investment funds that engaged in cum-ex trades in 2009. Deutsche Bank had provided services and financing to investors in the funds. Both funds received an aggregate of € 87 million in cum-ex withholding tax refunds in 2009. In February 2024, Deutsche Bank responded to the hearing letters.
The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.
FX Derivatives Products Investigations and Litigation. Following an internal investigation into the historical sales of certain FX derivatives products, Deutsche Bank is providing information to and otherwise cooperating with its regulators. In December 2023, the Spanish National Securities Market Commission (CNMV) announced it will initiate proceedings against Deutsche Bank, S.A.E. for advisory services provided to Spanish clients in relation to FX derivative products. Separately, in September 2021, Deutsche Bank was served with a claim that was filed in the High Court of England and Wales by four companies within the Palladium Hotels Group (PHG). PHG is claiming restitution or damages for alleged losses estimated at € 500 million in respect of FX derivatives trades entered into with Deutsche Bank between 2013 and 2019. They allege that the trades were mis-sold by Deutsche Bank and that one of the four PHG claimants lacked legal capacity to enter into some of the trades. Deutsche Bank has filed a defense disputing the claim. In January 2024, PHG filed amended pleadings to include additional allegations of fraudulent misrepresentation. Deutsche Bank filed an amended defense in February 2024 which disputes the new allegations. Trial is scheduled to commence in early 2025.
The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.
FX Investigations and Litigations. Deutsche Bank has received requests for information from certain regulatory and law enforcement agencies globally who investigated trading in, and various other aspects of, the foreign exchange market.
In 2018, a group of asset managers opted out of a consolidated class settlement and filed litigation on an individual basis, alleging a conspiracy between traders at 16 banks to manipulate FX benchmark rates and to widen FX currency pair spreads in the period 2003 to 2013 (Allianz, et al. v. Bank of America Corporation, et al.). Defendants’ motion to dismiss was granted and denied in part in 2020, and the plaintiffs filed a third amended complaint. Deutsche Bank has also been named as a defendant in an amended and consolidated class action filed in Israel. This action asserts factual allegations similar to those made in the consolidated action in the United States and seeks damages pursuant to Israeli antitrust law as well as other causes of action. This action is in preliminary stages.
In 2020, Deutsche Bank was named in an action issued in the UK High Court of Justice (Commercial Court) brought by many of the same plaintiffs who brought Allianz, et al. v. Bank of America Corporation, et al. referred to above. The claim is based upon factual allegations similar to those made in Allianz, et al. v. Bank of America Corporation, et al. In March 2022, the High Court ordered that the proceedings be transferred to the UK Competition Appeal Tribunal. Deutsche Bank has reached an agreement to resolve the Allianz proceedings in the U.S. and UK In May 2023, both the U.S. and UK proceedings were dismissed in their entirety.
In May 2021, Deutsche Bank S.A. – Banco Alemao was named in a civil antitrust action brought in the São Paulo Civil Court of Central Jurisdiction by the Association of Brazilian Exporters (AEB) against certain FX dealers and affiliated financial institutions in Brazil. This action asserts factual allegations based on conduct investigated by the Brazilian competition authority, CADE, and seeks damages pursuant to Brazilian antitrust law. In February 2022, the presiding judge dismissed the action on the basis that the action was not appropriate for a class proceeding. AEB has appealed the decision. Deutsche Bank has not yet been served.
The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to seriously prejudice their outcome.
Interbank and Dealer Offered Rates Matters. Regulatory and Law Enforcement Matters. Deutsche Bank has responded to requests for information from, and cooperated with, various regulatory and law enforcement agencies, in connection with industry-wide investigations concerning the setting of the London Interbank Offered Rate (LIBOR), Euro Interbank Offered Rate (EURIBOR), Tokyo Interbank Offered Rate (TIBOR) and other interbank and/or dealer offered rates.
From 2013 through 2017, Deutsche Bank entered into settlements with the European Commission, the U.S. Department of Justice (DOJ), the U.S. Commodity Futures Trading Commission (CFTC), the UK Financial Conduct Authority (FCA), the New York State Department of Financial Services (DFS) and other regulators with respect to interbank and dealer offered rates matters. Other investigations of Deutsche Bank concerning the setting of various interbank and/or dealer offered rates remain ongoing.
The Group has not disclosed whether it has established a provision or contingent liability with respect to the remaining investigations because it has concluded that such disclosure can be expected to seriously prejudice their outcome.
Overview of Civil Litigations. Deutsche Bank is party to four U.S. civil actions concerning alleged manipulation relating to the setting of various interbank and/or dealer offered rates which are described in the following paragraphs, as well as actions pending in the UK, Israel, Argentina and Spain. Most of the civil actions, including putative class actions, are pending in the U.S. District Court for the Southern District of New York (SDNY), against Deutsche Bank and numerous other defendants. All of the U.S. civil actions were filed on behalf of parties who allege losses as a result of manipulation relating to the setting of U.S. dollar LIBOR.
Claims for damages for all four of the U.S. civil actions discussed have been asserted under various legal theories, including violations of the U.S. Commodity Exchange Act, federal and state antitrust laws, the U.S. Racketeer Influenced and Corrupt Organizations Act, and other federal and state laws. The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.
U.S. dollar LIBOR. With one exception, all of the U.S. civil actions concerning U.S. dollar LIBOR are being coordinated as part of a multidistrict litigation (the “U.S. dollar LIBOR MDL”) in the SDNY. In light of the large number of individual cases pending against Deutsche Bank and their similarity, the civil actions included in the U.S. dollar LIBOR MDL are now subsumed under the following general description of the litigation pertaining to all such actions, without disclosure of individual actions except when the circumstances or the resolution of an individual case is material to Deutsche Bank.
Following a series of decisions in the U.S. dollar LIBOR MDL between March 2013 and March 2019 narrowing their claims, plaintiffs are currently asserting antitrust claims, claims under the U.S. Commodity Exchange Act and U.S. Securities Exchange Act and state law fraud, contract, unjust enrichment and other tort claims. The court has also issued decisions dismissing certain plaintiffs’ claims for lack of personal jurisdiction and on statute of limitations grounds.
In 2016, the district court issued a ruling dismissing certain antitrust claims while allowing others to proceed. Multiple plaintiffs filed appeals of that ruling. In December 2021, the Second Circuit affirmed the district court’s decision on antitrust standing grounds but reversed the court’s decision on personal jurisdiction grounds, and it remanded the cases to the district court for further proceedings. In March 2022, defendants (including Deutsche Bank) filed a petition for a writ of certiorari to the U.S. Supreme Court to review the Court of Appeals’ decision. The U.S. Supreme Court denied defendants’ petition in June 2022.
In October 2023, plaintiffs in a formerly stayed class action pending as part of the U.S. dollar LIBOR MDL (National Asbestos Workers Pension Fund, et al. v. Bank of America Corp., et al.) filed a notice of voluntary dismissal, dismissing their case in its entirety.
In August 2020, plaintiffs filed a non-class action in the U.S. District Court for the Northern District of California against several financial institutions, alleging that U.S. dollar LIBOR has been suppressed through the present. In September 2022, the court granted the defendants’ motion to dismiss, but granted plaintiffs leave to amend. Later in 2022, the plaintiffs filed an amended complaint, and the defendants filed a motion to dismiss the amended complaint, which the court granted in October 2023. Plaintiffs filed a notice of appeal to the United States Court of Appeals for the Ninth Circuit and an amended notice of appeal in November 2023.
There is a further UK civil action regarding U.S. dollar LIBOR brought by the U.S. Federal Deposit Insurance Corporation (FDIC) acting as receiver for 19 failed financial institutions headquartered in the U.S., in which a claim for damages has been asserted pursuant to EU, UK and U.S. state laws. In February 2022, following a ruling issued by the U.S. Court of Appeals for the Second Circuit in relation to USD LIBOR antitrust claims, the UK LIBOR proceedings were stayed until July 2022, to allow for clarification of the position in relation to the parallel proceedings brought by the FDIC against Deutsche Bank in the U.S. The FDIC filed an application to reinstate proceedings in the United States in July 2022. Following the expiration of the UK stay, at a case management conference that took place in December 2022, the UK Court ordered a trial of a sample of three of the failed financial institutions. This ‘sample bank’ trial has been listed for a 19-week trial in February 2026. In December 2022, the SDNY granted the FDIC’s application to reinstate certain of its claims against Deutsche Bank (and the other foreign defendants) in the U.S. to the extent these claims survived a motion to dismiss on the merits and subject to defendants’ reservation of rights to dispute the claims in the future.
A further class action regarding LIBOR has been filed in Argentina seeking damages for losses allegedly suffered by holders of Argentine bonds with interest rates based on LIBOR. Deutsche Bank is defending this action.
GBP LIBOR and CHF LIBOR. Putative class actions alleging manipulation of GBP LIBOR and CHF LIBOR were pending but have been settled, with final approvals granted in 2023, in the amounts of U.S. $ 5 million and U.S. $ 13 million, respectively. Accordingly, the actions are no longer reflected in the litigation provisions.
Jeffrey Epstein Matters. In December 2018, Deutsche Bank began the process to terminate its client relationship with Jeffrey Epstein, which began in August 2013. Since Epstein’s arrest in July 2019, Deutsche Bank provided information to and cooperated with various regulatory and law enforcement agencies concerning the bank’s former client relationship with Epstein (individually, and through related parties and entities), completed an internal investigation into the Epstein relationship, and entered into settlements to resolve certain regulatory and litigation matters, as outlined below.
In 2020, the DFS issued a Consent Order, finding that Deutsche Bank violated New York State banking laws in connection with its relationships with three former Deutsche Bank clients, Danske Bank’s Estonia branch, Jeffrey Epstein and FBME Bank, and imposing a U.S. $ 150 million civil penalty in connection with these three former relationships, which Deutsche Bank paid in the third quarter of 2020. The Bank was also named as a defendant in a securities class action in the U.S. District Court for the SDNY that included allegations relating to the bank’s relationship with Epstein and other entities. In September 2022, the parties reached a class action settlement in the amount of U.S. $ 26.3 million, which the Court approved in an order dated February 6, 2023.
In addition, on November 24, 2022, Deutsche Bank was named as a defendant in a class action complaint filed in the U.S. District Court for the SDNY by an unnamed alleged sex trafficking victim of Epstein, alleging claims against the bank under the Trafficking Victims Protection Act, Racketeer Influenced and Corrupt Organizations Act and New York state law in connection the bank’s former client relationship with Epstein. In May 2023, the parties reached a class action settlement in the amount of U.S. $ 75 million, which the Court approved in an order dated October 20, 2023.
On December 26, 2023, Deutsche Bank and the Attorney General of New Mexico (“NMAG”) announced a U.S. $ 5 million pledge by Deutsche Bank to fund additional resources to prevent, investigate, and prosecute human trafficking in the state of New Mexico. Deutsche Bank made that pledge following the NMAG’s ongoing investigation into various financial services firms’ banking relationships with Epstein.
On November 23, 2023, Deutsche Bank AG, Deutsche Bank AG New York Branch, and Deutsche Bank Trust Company Americas (DBTCA) were named as defendants in a complaint filed in New York State Supreme Court by an alleged victim of Epstein. However, Deutsche Bank has still not been served in this action. The complaint, amended on December 31, 2023, contains the same Trafficking Victims Protection Act and New York law claims that were filed in the recently settled class action complaint in the U.S. District Court for the SDNY mentioned above.
KOSPI Index Unwind Matters. Following the decline of the Korea Composite Stock Price Index 200 (the “KOSPI 200”) in the closing auction on November 11, 2010 by approximately 2.7%, the Korean Financial Supervisory Service commenced an investigation and expressed concerns that the fall in the KOSPI 200 was attributable to a sale by Deutsche Bank of a basket of stocks, worth approximately € 1.6 billion, that was held as part of an index arbitrage position on the KOSPI 200. On August 19, 2011, the Korean Prosecutor’s Office indicted DSK and four employees of the Deutsche Bank group on charges of spot/futures-linked market manipulation. In January 2016, the Seoul Central District Court rendered guilty verdicts against a DSK trader and DSK. A criminal fine of KRW 1.5 billion (less than € 2 million) was imposed on DSK. The criminal trial verdicts against both the DSK trader and against DSK were overturned on appeal in a decision rendered by the Seoul High Court in December 2018. The Korean Prosecutor’s Office’s appeal of the Seoul High Court decision was finally dismissed by the Supreme Court of South Korea on December 21, 2023.
In addition, a number of civil actions have been filed in Korean courts against Deutsche Bank and DSK by certain parties who allege they incurred losses as a consequence of the fall in the KOSPI 200. The one outstanding claim was finally dismissed by the Supreme Court of South Korea on December 21, 2023.
Monte Dei Paschi. In March 2013, Banca Monte dei Paschi di Siena (MPS) initiated civil proceedings in Italy against Deutsche Bank alleging that Deutsche Bank assisted former MPS senior management in an accounting fraud on MPS, by undertaking repo transactions with MPS and “Santorini”, a wholly owned special-purpose vehicle of MPS, which helped MPS defer losses on a previous transaction undertaken with Deutsche Bank. In December 2013, Deutsche Bank reached an agreement with MPS to settle the civil proceedings and the transactions were unwound.
A criminal investigation was launched by the Siena Public Prosecutor into the transactions entered into by MPS with Deutsche Bank and certain unrelated transactions entered into by MPS with other parties. Such investigation was moved in summer 2014 from Siena to the Milan Public Prosecutors as a result of a change in the alleged charges being investigated. In October 2016, the Milan court committed all defendants in the criminal proceedings to trial.
In November 2019, the Milan court issued its verdicts, finding five former employees and one current employee of Deutsche Bank guilty and sentencing them to either 3 years and 6 months or 4 years and 8 months. Deutsche Bank was found liable under Italian Legislative Decree n. 231/2001 and the court ordered the seizure of alleged profits of € 64.9 million and a fine of € 3 million. The Court also found Deutsche Bank had civil vicarious liability for damages (to be quantified by the civil court) as an employer of the current and former employees who were convicted. The sentences and fines were not due until the conclusion of any appeal process. Following appeals filed by Deutsche Bank and the six former or current employees, in 2022, the Milan Court of Appeal acquitted all the Deutsche Bank defendants from all the charges, found Deutsche bank not liable under Italian Legislative Decree n. 231/2001, revoked the confiscation of € 64.9 million and the fine of € 3 million ordered against Deutsche Bank, and revoked the finding of civil vicarious liability for damages. The Public Prosecutor filed an appeal against the Milan Court of Appeal verdicts before the Supreme Court in November 2022. On October 11, 2023, the Supreme Court declared the Public Prosecutor’s appeal inadmissible and confirmed the acquittal decisions of the Milan Court of Appeal, which are now therefore final. While the criminal proceedings are concluded, there nonetheless remains the possibility of potential future civil claims.
In May 2018, CONSOB, the authority responsible for regulating the Italian financial markets, issued fines of € 100,000 each against the six current and former employees of Deutsche Bank who are defendants in the criminal proceedings. The six individuals were also banned from performing management functions in Italy and for Italian based institutions for three to six months each. No separate fine or sanction was imposed on Deutsche Bank, but it is jointly and severally liable for the six current/former Deutsche Bank employees’ fines. In June 2018, Deutsche Bank and the six individuals filed an appeal in the Milan Court of Appeal challenging CONSOB’s decision. In December 2020, the Milan Court of Appeal allowed the appeals filed by Deutsche Bank and the six current and former employees and annulled the resolution sanctioning them. CONSOB filed an appeal to the Supreme Court against the decision in June 2021. Deutsche Bank and the six individuals have opposed the appeal.
The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.
Mortgage-Related and Asset-Backed Securities – Issuer and Underwriter Civil Litigation. Deutsche Bank has been named as defendant in numerous civil litigations brought by private parties in connection with its various roles, including issuer or underwriter, in offerings of residential mortgage-backed securities (RMBS) and other asset-backed securities. These cases, described below, allege that the offering documents contained material misrepresentations and omissions, including with regard to the underwriting standards pursuant to which the underlying mortgage loans were issued, or assert that various representations or warranties relating to the loans were breached at the time of origination. The Group has recorded provisions with respect to several of these civil cases, but has not recorded provisions with respect to all of these matters. The Group has not disclosed the amount of these provisions because it has concluded that such disclosure can be expected to prejudice seriously the resolution of these matters.
Deutsche Bank is a defendant in an action related to RMBS offerings brought by the FDIC as receiver for Citizens National Bank and Strategic Capital Bank (alleging an unspecified amount in damages against all defendants). In this action, the appellate court reinstated claims previously dismissed on statute of limitations grounds, and petitions for rehearing and certiorari to the U.S. Supreme Court were denied. In May 2022, the FDIC voluntarily dismissed its claim with respect to one of the RMBS offerings and Deutsche Bank filed a motion for summary judgment seeking dismissal of the remaining claim. Deutsche Bank's motion has been fully briefed as of July 2022. Discovery is stayed pending resolution of Deutsche Bank's motion.
Deutsche Bank is a defendant in cases concerning two RMBS trusts that were brought initially by RMBS investors and subsequently by HSBC, as trustee, in New York state court. The cases allege breaches of Deutsche Bank’s purported duty to notify the trustee of breaches of loan-level representations and warranties in the ACE Securities Corp. 2006-FM1 and ACE Securities Corp. 2007-ASAP1 RMBS offerings, respectively. The cases originally asserted claims against Deutsche Bank for breaches of representations and warranties, but those claims were dismissed as untimely, and the appellate court affirmed in April 2019. Discovery is ongoing.
In October 2019, plaintiffs filed two complaints (one by HSBC as trustee and one by certificateholders) seeking to revive, under Section 205(a) of the New York Civil Practice Law and Rules, the untimely breach of representations and warranties claims as to which dismissal was affirmed in the case concerning ACE 2006-FM1. The trial court dismissed the certificateholder action, and the First Department affirmed in 2022. The certificateholders filed a motion for leave to appeal to the Court of Appeals, which was denied on February 20, 2024. The trial court also dismissed the trustee revival action filed by HSBC. In November 2022, HSBC filed an appeal that remains pending.
In the actions against Deutsche Bank solely as an underwriter of other issuers’ RMBS offerings, Deutsche Bank has contractual rights to indemnification from the issuers, but those indemnity rights may in whole or in part prove effectively unenforceable where the issuers are now or may in the future be in bankruptcy or otherwise defunct.
Mortgage-Related and Asset-Backed Securities – Trustee Civil Litigation. Deutsche Bank’s U.S. subsidiaries Deutsche Bank National Trust Company (DBNTC) and DBTCA (collectively, the “Trustees”) are defendants in two separate civil lawsuits, and DBNTC is a defendant in a third civil lawsuit, brought by investors concerning the Trustees’ role as trustees of certain RMBS trusts. The actions generally allege claims for breach of contract, breach of fiduciary duty, breach of the duty to avoid conflicts of interest, negligence and/or violations of the U.S. Trust Indenture Act of 1939, based on the Trustees’ alleged failure to perform adequately certain obligations and/or duties as trustee for the trusts.
The three lawsuits include actions by (a) the National Credit Union Administration Board (NCUA), as an investor in 18 trusts that allegedly suffered total realized collateral losses of more than U.S. $ 3.7 billion; (b) Commerzbank AG, as an investor in 50 RMBS trusts, alleging hundreds of millions of dollars in losses; and (c) IKB International, S.A. in liquidation and IKB Deutsche Industriebank A.G. (collectively, “IKB”), as an investor in 15 RMBS trusts, originally seeking more than U.S. $ 268 million of damages before IKB voluntarily discontinued its claims as to certain RMBS certificates. In the NCUA case, DBNTC’s motion to dismiss the amended complaint was granted in part and denied in part, dismissing NCUA’s tort claims but preserving its breach-of-contract claims. Both parties filed motions for partial summary judgment, and those motions are fully briefed and pending before the court. In February 2022, the court in the Commerzbank case granted in part and denied in part DBNTC’s and DBTCA’s motion for summary judgment, dismissing all of the tort claims and dismissing the breach of contract claims relating to certain of the trusts, and denied Commerzbank’s motion for summary judgment in its entirety. Discovery is ongoing. In January 2021, the court in the IKB case granted in part and denied in part the Trustees’ motion to dismiss, dismissing certain of IKB’s claims but allowing certain of its breach of contract and tort claims to go forward; the Trustees appealed certain aspects of that order, and IKB cross-appealed with respect to other aspects. In August 2022, the New York Supreme Court, Appellate Division, First Department, affirmed in part and reversed in part the trial court’s order on the motion to dismiss. DBNTC and DBTCA appealed certain aspects of the First Department’s decision. On June 15, 2023, the New York Court of Appeals modified the First Department’s decision in part, dismissing certain additional contract claims and IKB’s remaining tort claims. Discovery is ongoing.
The Group has established contingent liabilities with respect to certain of these matters, but the Group has not disclosed the amounts because it has concluded that such disclosure can be expected to seriously prejudice the outcome of these matters.
Polish Mortgage Matters. Starting in 2016, certain clients of Deutsche Bank Polska S.A. have reached out to Deutsche Bank Polska S.A. alleging that their mortgage loan agreements in foreign currency include unfair clauses and are invalid. These clients have demanded reimbursement of the alleged overpayments under such agreements totaling over € 685 million with over 5,000 civil claims having been commenced in Polish courts as of February 29, 2024. These cases are an industry wide issue in Poland and other banks are facing similar claims. Deutsche Bank Polska S.A. has and will take necessary legal actions to defend itself and challenge such claims in courts.
During 2023, there was a deterioration in the risk profile with respect to the Polish FX mortgage portfolio, especially following an adverse decision by the European Court of Justice on June 15, 2023, which affected the broader Polish banking sector. In addition, the bank refined its model for estimating the provision in the third quarter for the expected development of court verdicts and other market parameters. As a result, the provision for this matter increased by € 244 million for the year ended December 31, 2023, and the total provision as of December 31, 2023 is € 534 million.
Postbank Voluntary Public Takeover Offer. On September 12, 2010, Deutsche Bank announced the decision to make a voluntary takeover offer for the acquisition of all shares in Deutsche Postbank AG (Postbank). On October 7, 2010, the bank published its official takeover offer and offered Postbank shareholders a consideration of € 25 for each Postbank share. This offer was accepted for a total of approximately 48.2 million Postbank shares.
In November 2010, a former shareholder of Postbank, Effecten-Spiegel AG, which had accepted the takeover offer, brought a claim against Deutsche Bank alleging that the offer price was too low and was not determined in accordance with the applicable German laws. The plaintiff alleges that Deutsche Bank had been obliged to make a mandatory takeover offer for all shares in Postbank, at the latest, in 2009 as the voting rights of Deutsche Post AG in Postbank had to be attributed to Deutsche Bank pursuant to Section 30 of the German Takeover Act. Based thereon, the plaintiff alleges that the consideration offered by Deutsche Bank for the shares in Postbank in the 2010 voluntary takeover offer needed to be raised to € 57.25 per share.
The Regional Court Cologne (Landgericht) dismissed the claim in 2011 and the Cologne appellate court dismissed the appeal in 2012. The Federal Court set this judgment aside and referred the case back to the Higher Regional Court Cologne to take evidence on certain allegations of the plaintiff.
Starting in 2014, additional former shareholders of Postbank, who accepted the 2010 tender offer, brought similar claims as Effecten-Spiegel AG against Deutsche Bank which were pending with the Regional Court Cologne and the Higher Regional Court of Cologne, respectively. On October 20, 2017, the Regional Court Cologne handed down a decision granting the claims in a total of 14 cases which were combined in one proceeding. The Regional Court Cologne took the view that Deutsche Bank was obliged to make a mandatory takeover offer already in 2008 so that the appropriate consideration to be offered in the takeover offer should have been € 57.25 per Postbank share (instead of € 25). The additional consideration per share owed to shareholders which have accepted the takeover offer would thus amount to € 32.25. Deutsche Bank appealed this decision to the Higher Regional Court of Cologne.
In 2019 and 2020 the Higher Regional Court Cologne heard a number of witnesses in both cases and issued orders for the production of relevant transaction documents entered into between Deutsche Bank and Deutsche Post AG in 2008 and 2009.
On December 16, 2020, the Higher Regional Court Cologne handed down a decision and fully dismissed the claims of Effecten-Spiegel AG. Further, in a second decision handed down on December 16, 2020, the Higher Regional Court Cologne granted the appeal of Deutsche Bank against the decision of the Regional Court Cologne dated October 20, 2017 and dismissed all claims of the plaintiffs. All relevant plaintiffs lodged appeals with the German Federal Court (Bundesgerichtshof) which on December 13, 2022 announced its decision, setting aside the judgments of the Higher Regional Court of Cologne and remanding the cases back to the Higher Regional Court of Cologne. The Higher Regional Court of Cologne scheduled a hearing for April 26, 2024.
Deutsche Bank has been served with a large number of additional lawsuits filed against Deutsche Bank shortly before the end of 2017, almost all of which are now pending with the Regional Court Cologne. Some of the new plaintiffs allege that the consideration offered by Deutsche Bank for the shares in Postbank in the 2010 voluntary takeover should be raised to € 64.25 per share.
The claims for payment against Deutsche Bank in relation to these matters total almost € 700 million (excluding interest, which is significant due to the long duration of the proceedings).
The Group has established a contingent liability with respect to these matters, but the Group has not disclosed the amount of this contingent liability because it has concluded that such disclosure can be expected to prejudice seriously the outcome of these matters.
The legal question of whether Deutsche Bank had been obliged to make a mandatory takeover offer for all Postbank shares prior to its 2010 voluntary takeover may impact two pending appraisal proceedings (Spruchverfahren). These proceedings were initiated by former Postbank shareholders with the aim to increase the cash compensation offered in connection with the squeeze-out of Postbank shareholders in 2015 and the cash compensation offered and annual compensation paid in connection with the execution of a domination and profit and loss transfer agreement (Beherrschungs- und Gewinnabführungs-vertrag) between DB Finanz-Holding AG (now DB Beteiligungs-Holding GmbH) and Postbank in 2012.
The applicants in the appraisal proceedings claim that a potential obligation of Deutsche Bank to make a mandatory takeover offer for Postbank at an offer price of € 57.25 should be decisive when determining the adequate cash compensation in the appraisal proceedings. The Regional Court Cologne had originally followed this legal view of the applicants in two resolutions. In a decision dated June 2019, the Regional Court Cologne expressly gave up this legal view in the appraisal proceedings in connection with the execution of a domination and profit and loss transfer agreement. According to this decision, the question whether Deutsche Bank was obliged to make a mandatory offer for all Postbank shares prior to its voluntary takeover offer in 2010 shall not be relevant for determining the appropriate cash compensation. It is likely that the Regional Court Cologne will take the same legal position in the appraisal proceedings in connection with the squeeze-out. On October 1, 2020, the Regional Court Cologne handed down a decision in the appraisal proceeding concerning the domination and profit and loss transfer agreement (dated December 5, 2012) according to which the annual compensation pursuant to Section 304 of the German Stock Corporation Act (jährliche Ausgleichszahlung) shall be increased by € 0.12 to € 1.78 per Postbank share and the settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag) shall be increased by € 4.56 to € 29.74 per Postbank share. The increase of the settlement amount is of relevance for approximately 492,000 former Postbank shares whereas the increase of the annual compensation is of relevance for approximately 7 million former Postbank shares. Deutsche Bank as well as the applicants have lodged an appeal against this decision.
The Group has not disclosed whether it has established a provision or contingent liability with respect to this matter because it has concluded that such disclosure can be expected to prejudice seriously its outcome.
RusChemAlliance Litigation. In June 2023, RusChemAlliance LLC (RCA), a Russian joint venture of Gazprom PJSC and RusGasDobycha JSC, filed a claim against Deutsche Bank before a commercial state court in Saint Petersburg. A court hearing took place on October 31, 2023. A further hearing on the merits has been scheduled for April 16, 2024. RCA is seeking payment of approximately € 238 million (excluding interest) under an advance payment guarantee (APG) issued by Deutsche Bank in 2021 at the request of one of its clients, with RCA named as beneficiary.
RCA made a payment demand under the APG which was rejected by Deutsche Bank due to the imposition of EU sanctions against Russia. The Russian court has accepted this claim and assumed jurisdiction contrary to the contractual arrangements in the APG which provide for arbitration in Paris. It can thus be assumed that the Russian court will also not recognize the applicability of the EU sanctions. Deutsche Bank maintains assets in Russia which could be seized if the claim would be granted and enforced. Deutsche Bank is entitled to indemnification from its client with respect to the bank’s payment obligations under the advance payment guarantee and the legal fees and costs related to the court proceedings and the enforcement of a negative court decision. Deutsche Bank has recognized a provision in the amount of approximately € 260 million and a corresponding reimbursement asset under the indemnification agreement. The expense from the recognition of the provision is offset by the income from the recognition of the reimbursement asset.
Sovereign, Supranational and Agency Bonds (SSA) Investigations and Litigations. Deutsche Bank has received inquiries from certain regulatory and law enforcement authorities, including requests for information and documents, pertaining to SSA bond trading. Deutsche Bank is cooperating with these investigations.
On May 24, 2023, the UK Competition and Markets Authority (CMA) sent a statement of objections to Deutsche Bank regarding a potential breach of United Kingdom antitrust rules in relation to the sale, secondary market trading and buy-back auctions of United Kingdom government bonds, which includes Gilts and Gilt asset swaps, between 2009 and 2013. Deutsche Bank proactively cooperated with the CMA in this matter and as a result has been granted full provisional immunity. The sending of a statement of objections is a step in the CMA’s investigation and does not prejudge the outcome of the investigation, which is ongoing.
On November 22, 2023, the European Commission announced its decision that Deutsche Bank and one other bank in the past breached EU antitrust rules in relation to secondary market trading of Euro-denominated SSA bonds, and to a very limited extent government guaranteed bonds. Deutsche Bank has proactively cooperated with the European Commission in this matter and, as a result, has been granted full immunity. In accordance with the European Commission’s guidelines, no financial penalty was imposed on Deutsche Bank. The timeframe of the alleged infringement ended in 2016.
In 2021, Deutsche Bank was notified that the Mexican competition authority, COFECE, reached a resolution that imposes fines against DB Mexico and two of its former traders, as well as six other financial institutions and nine other traders, for engaging in alleged monopolistic practices in the Mexican government bond secondary market. DB Mexico has appealed. The fine against DB Mexico was approximately U.S. $ 427,000.
Deutsche Bank is a defendant in a putative class action filed on June 16, 2023 in the U.S. District Court for the SDNY by alleged direct market participants claiming a violation of antitrust law related to alleged manipulation of the secondary trading market for United Kingdom government bonds. The complaint seeks treble damages and attorneys’ fees. The case is in the early stages.
Deutsche Bank is a defendant in a putative class action filed in December 2022 in the U.S. District Court for the SDNY by alleged direct market participants claiming a violation of antitrust law related to alleged manipulation of the secondary trading market for Euro-denominated Sovereign bonds. The complaint seeks treble damages and attorneys’ fees. The case is in the early stages.
Deutsche Bank is also a defendant in putative class actions filed in 2017 in the Ontario Superior Court of Justice and Federal Court of Canada, respectively, claiming violations of antitrust law and the common law relating to alleged manipulation of secondary trading of SSA bonds. The complaints seek compensatory and punitive damages. On July 20, 2022, Deutsche Bank entered into a national settlement agreement that would resolve the Canadian Federal SSA claim against all Deutsche Bank defendants. The settlement agreement remains subject to approval by the Federal Court of Canada.
Deutsche Bank was named as a defendant in a consolidated putative class action filed in the U.S. District Court for the SDNY alleging violations of U.S. antitrust law and a claim for unjust enrichment relating to Mexican government bond trading. Defendants’ motion to dismiss plaintiffs’ consolidated amended complaint was granted without prejudice. Plaintiffs filed a second amended complaint naming only Mexico-based defendants, which was also dismissed without prejudice. Plaintiffs appealed to the Second Circuit, and on February 9, 2024, the dismissal of the complaint was reversed.
Other than as noted above, the Group has not disclosed whether it has established provisions or contingent liabilities with respect to the matters referred to above because it has concluded that such disclosure can be expected to prejudice seriously their outcome.
U.S. Treasury Securities Investigations. Deutsche Bank has received inquiries from certain regulatory and law enforcement authorities, including requests for information and documents, pertaining to U.S. Treasuries auctions, trading, and related market activity. Deutsche Bank has cooperated with these investigations.
Deutsche Bank Securities Inc., the bank’s primary U.S. broker-dealer subsidiary (DBSI), was a defendant in several putative class actions alleging violations of U.S. antitrust law, the U.S. Commodity Exchange Act and common law related to the alleged manipulation of the U.S. Treasury securities market. These cases have been consolidated in the SDNY. In 2017, the court dismissed DBSI from the class action without prejudice. Defendants filed a motion to dismiss a second amended complaint, which was granted. Plaintiffs’ notice of appeal to the Second Circuit remains pending.
In 2020, the CFTC entered an order pursuant to settlement with DBSI for alleged spoofing by two Tokyo-based traders between January and December 2013. Without admitting or denying the findings or conclusions therein, Deutsche Bank consented to the entry of the order, including a civil monetary fine.
The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to seriously prejudice their outcome.
U.S. Treasury Spoofing Litigation. Following the bank’s settlement with the CFTC mentioned above, five separate putative class actions were filed in the Northern District of Illinois against Deutsche Bank AG and DBSI. The cases allege that Deutsche Bank and other unnamed entities participated in a scheme from January to December 2013 to spoof the market for Treasuries futures and options contracts and Eurodollar futures and options contracts. Following briefing on a motion to dismiss, the judge ordered supplemental briefing on the issues of standing and jurisdictional discovery, which has now been substantially completed. Plaintiffs filed an amended complaint and then a further, second amended complaint. Deutsche Bank AG and DBSI filed a motion to dismiss on September 12, 2023 and a reply on December 13, 2023.
The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.